Note 6	12 Months Ended
Dec. 31, 2025
Operating Segment Reporting [Abstract]
Disclosure of operating segments [text block]	Operating segment reporting
Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group's Management and, ultimately, into the reportable operating segments themselves.
As of December 31, 2024, the structure of the information by operating segments and the Corporate Center reported by the BBVA Group remains the same as that as of the closing of the 2023 financial year.
The BBVA Group's areas or operating segments are summarized below:
–Spain includes mainly the banking, insurance and asset management businesses that the Group carries out in Spain.
–Mexico includes the banking, insurance and asset management businesses in this country as well as the activity that BBVA Mexico carries out through its agency in Houston.
–Turkey reports the activity of the Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.
–South America includes the banking, finance, insurance and asset management businesses carried out mainly in Argentina, Chile, Colombia, Peru, Uruguay and Venezuela.
–Rest of Business mainly includes the wholesale activity carried out in Europe (excluding Spain), the United States and (through BBVA branches located therein) Asia.
The Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function for the consolidated BBVA Group, management of structural exchange rate positions; portfolios whose management is not linked to customer relationships, such as financial and industrial holdings; stakes in Funds & Investment Vehicles in tech companies; certain tax assets and liabilities; funds for employee commitments; goodwill and other intangible assets, as well as the financing of such portfolios and assets.
The breakdown of the BBVA Group’s total assets by operating segments and the Corporate Center as of December 31, 2024, 2023 and 2022 is as follows:

Total Group assets by operating segments (Millions of Euros)
	2024	2023 ⁽¹⁾	2022 ⁽¹⁾ ⁽²⁾
Spain	417,752	457,573	427,049
Mexico	168,470	173,489	142,557
Turkey	82,782	68,329	66,036
South America	73,997	64,779	61,951
Rest of Business	66,534	64,274	49,952
Subtotal assets by operating segments	809,536	828,445	747,545
Corporate Center and adjustments	(37,134)	(52,886)	(35,453)
Total assets BBVA Group	772,402	775,558	712,092
(1) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the corresponding operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for the years 2023 and 2022 were revised, which has not affected the consolidated financial information of the Group.
(2) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts as of that date (see “Presentation of Financial Information—Changes in Accounting Policies—IFRS 17 – Insurance contracts”).
The following table sets forth certain summarized information relating to results of each operating segment and Corporate Center for the years ended December 31, 2024, 2023 and 2022:

Main margins and profit by operating segments (Millions of euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments (1)
2024
Net interest income	25,267	6,435	11,556	1,492	5,589	741	(546)
Gross income	35,481	9,490	15,337	4,212	5,405	1,458	(421)
Operating profit (loss) before tax	15,405	5,309	7,522	1,741	1,342	634	(1,142)
Attributable profit (loss)	10,054	3,784	5,447	611	635	500	(924)
2023 ⁽²⁾
Net interest income	23,089	5,620	11,054	1,869	4,394	539	(386)
Gross income	29,542	7,888	14,267	2,981	4,331	1,103	(1,029)
Operating profit (loss) before tax	12,419	3,897	7,329	1,324	1,189	489	(1,809)
Attributable profit (loss)	8,019	2,720	5,319	527	601	396	(1,544)
2022 ⁽²⁾ ⁽³⁾
Net interest income	19,124	3,774	8,378	2,611	4,138	332	(109)
Gross income	24,743	6,112	10,734	3,172	4,265	790	(329)
Operating profit (loss) before tax	10,268	2,610	5,620	1,636	1,434	277	(1,309)
Attributable profit (loss)	6,358	1,667	4,131	505	738	240	(922)
(1) Adjustments include the impact of the purchase of offices in Spain in 2022 in the transaction with Merlin Properties (see Note 17).
(2) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the corresponding operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for the year 2023 have been revised, which has not affected the consolidated financial information of the Group.
(3) Restated according to IFRS 17 - Insurance contracts, which had no material impacts for such period (see “Presentation of Financial Information—Changes in Accounting Policies—IFRS 17 Insurance contracts”).